Supplement dated September 27, 2024
to the Prospectus, Summary Prospectus and Statement of Additional Information (SAI), each as supplemented, of each of the following funds:
Fund	Prospectus, Summary Prospectus and SAI Dated
Columbia Acorn Trust
Columbia Acorn Fund	5/1/2024
Columbia Acorn International	5/1/2024
Columbia Acorn International Select	5/1/2024
Columbia Thermostat Fund	5/1/2024
Class S information on each Fund's Prospectus and Summary Prospectus front covers is hereby superseded and replaced with the following:
For Columbia Acorn Fund:
Class	Ticker Symbol
S(a)	ACRSX
(a)
Class S will be operational on or about October 2, 2024.
For Columbia Acorn International:
Class	Ticker Symbol
S(a)	CCIDX
(a)
Class S will be operational on or about October 2, 2024.
For Columbia Acorn International Select:
Class	Ticker Symbol
S(a)	ACFEX
(a)
Class S will be operational on or about October 2, 2024.
For Columbia Thermostat Fund:
Class	Ticker Symbol
S(a)	COTDX
(a)
Class S will be operational on or about October 2, 2024.
Also Class S information on the front cover of the SAI is hereby superseded and replaced with the following:
Fund	Class S(a)
Columbia Acorn Fund	ACRSX
Columbia Acorn International	CCIDX
Columbia Acorn International Select	ACFEX
Columbia Thermostat Fund	COTDX
(a)
Class S will be operational on or about October 2, 2024.
Shareholders should retain this Supplement for future reference.
SUP000_00_163_(09/24)